RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Equity reserves impacted by financial instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ (32)	$ 127	$ (36)
Cash flow hedges
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(39)	(32)
Amount reclassified to profit or loss	(3)	(7)
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	3	3
Special distribution/TERP acquisition		1
Other	2	(2)
Ending balance	(48)	(39)	(32)
Cash flow hedges | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	(38)	1
Cash flow hedges | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	27	(3)
Cash flow hedges | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	3	12
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	0	0
Foreign currency revaluation of net foreign operations	0	0
Valuation of investments in equity securities designated FVOCI	1	4
Tax effect	0	1
Special distribution/TERP acquisition		(13)
Other	0	(1)
Ending balance	4	3	12
Investments in equity securities | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Investments in equity securities | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation
Disclosure of risk management strategy related to hedge accounting [line items]
Beginning balance	(720)	(700)
Amount reclassified to profit or loss	0	0
Foreign currency revaluation of designated borrowings	(17)	(34)
Foreign currency revaluation of net foreign operations	(104)	(208)
Valuation of investments in equity securities designated FVOCI	0	0
Tax effect	3	(1)
Special distribution/TERP acquisition		280
Other	(6)	(51)
Ending balance	(842)	(720)	$ (700)
Foreign currency translation | Energy derivative contracts
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Interest rate swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	0	0
Foreign currency translation | Foreign exchange swaps
Disclosure of risk management strategy related to hedge accounting [line items]
Gains (losses) on change in fair value of derivatives	$ 2	$ (6)